OTHER LONG TERM ASSETS	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS	OTHER LONG TERM ASSETS
Other long term assets comprise of the following items:

(in thousands of $)	June 30, 2022	December 31, 2021
Capital improvements in progress	284	591
Collateral deposits on swap agreements	12,000	10,368
Value of acquired charter-out contracts, net	6,171	7,607
Other	—	566
Total Other Long Term Assets	18,455	19,132

Capital improvements in progress comprise of advances paid and costs incurred in respect of vessel upgrades in relation to BWTS on two vessels (2021: three vessels). This is recorded in other long term assets until such time as the equipment is installed on the vessel, at which point it is transferred to "Vessels and Equipment, net" or "Investment in Sales-type Leases and Direct Financing Leases". In the six months ended June 30, 2022, the Company transferred costs of $0.5 million in respect of one vessel to "Vessels and Equipment, net". No costs were transferred to "Vessels under Finance Lease, net" in the six months ended June 30, 2022.

Collateral deposits exist on our interest rate, cross currency interest rate and currency swaps. Further amounts may be called upon during the term of the swaps, if interest rates or currency rates move adversely.

The Company purchased four container vessels, Thalassa Mana, Thalassa Tyhi, Thalassa Doxa and Thalassa Axia, with each vessel subject to pre-existing time charters. A value of $18.0 million was assigned to these charters on acquisition in 2018. During the six months ended June 30, 2022, the amortization charged to time charter revenue was $1.4 million (six months ended June 30, 2021: $1.4 million).

Other long term assets previously included $1.9 million of loan notes receivables due from third parties in relation to the early termination of charters. Following the adoption of ASU 2016-13 from January 1, 2020, the Company recognized a credit loss provision totaling $1.9 million against this long term receivables balance thereby resulting in a net balance of $0.0 million from December 31, 2020. There was no movement to the foregoing during the six months ended June 30, 2022 and June 30, 2021.